Parent-Only Financial Statements, Parent-Only Statement of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net cash provided (used) by operating activities		$ 3,035	$ 40,358	$ 27,048
Loans:
Other, net		(193)	391	805
Net cash provided (used) by investing activities		(15,651)	16,043	(42,476)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries		18,710	38,414	16,564
Long-term debt:
Proceeds from issuance		29,014	49,071	53,737
Repayment		(55,582)	(22,886)	(19,587)
Preferred stock:
Proceeds from Issuance of Preferred Stock and Preference Stock		1,997	1,722	0
Payments for Repurchase of Redeemable Preferred Stock		(2,840)	(1,725)	0
Cash dividends paid		(1,099)	(1,141)	(1,115)
Common stock:
Repurchased		(19,448)	(11,851)	(6,033)
Cash dividends paid		(5,133)	(4,789)	(4,178)
Other, net		(784)	(509)	(539)
Net cash provided (used) by financing activities		(21,534)	20,494	(59,645)
Net change in cash, cash equivalents, and restricted cash		(34,150)	76,895	(75,073)
Cash, cash equivalents, and restricted cash at beginning of period	[1]	236,052	159,157	234,230
Cash, cash equivalents, and restricted cash at end of period	[1]	201,902	236,052	159,157
Parent Company [Member]
Cash flows from operating activities:
Net cash provided (used) by operating activities		18,308	25,972	(4,575)
Loans:
Capital notes and term loans made to subsidiaries		(3,904)	(5,420)	(3,567)
Principal collected on notes/loans made to subsidiaries		4,510	1,730	4,062
Other, net		1	40	(268)
Net cash provided (used) by investing activities		607	(3,650)	227
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries		11,687	(14,238)	8,153
Long-term debt:
Proceeds from issuance		17,518	19,070	26,520
Repayment		(15,684)	(9,311)	(17,618)
Preferred stock:
Proceeds from Issuance of Preferred Stock and Preference Stock		1,997	1,722	0
Payments for Repurchase of Redeemable Preferred Stock		(2,840)	(1,725)	0
Cash dividends paid		(1,099)	(1,141)	(1,115)
Common stock:
Repurchased		(19,448)	(11,851)	(6,033)
Cash dividends paid		(5,133)	(4,789)	(4,178)
Other, net		(778)	(374)	(344)
Net cash provided (used) by financing activities		(13,780)	(22,637)	5,385
Net change in cash, cash equivalents, and restricted cash		5,135	(315)	1,037
Cash, cash equivalents, and restricted cash at beginning of period		15,856	16,171	15,134
Cash, cash equivalents, and restricted cash at end of period		$ 20,991	$ 15,856	$ 16,171

[1]	Includes Cash and due from banks and Interest-earning deposits with banks on our consolidated balance sheet and excludes time deposits, which are included in Interest-earning deposits with banks